Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following information is presented to disclose the relationship between executive compensation actually paid (“CAP”), as calculated under applicable SEC rules, and the Company’s financial performance. As required by SEC rules, the table presented below discloses CAP for (i) the Company’s principal executive officer (“PEO”), Anne Wojcicki, and (ii) the Company’s NEOs other than Ms. Wojcicki (the “Non-PEO NEOs”), on an average basis.
The methodology for calculating amounts presented in the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table (“SCT”) totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A narrative discussion of the relationship between CAP and the Company performance measures (i) listed in the table below and (ii) that the Company has deemed most important in linking CAP during Fiscal 2024 to Company performance is also presented below.
The calculations and analysis below do not necessarily reflect the Company’s approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Compensation Discussion and Analysis on page 39 of this Proxy Statement.
Pay Versus Performance Table
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ thousands)	Adjusted EBITDA ($ thousands)
					TSR	Peer Group TSR
(a)(1)	(b)(2)	(c)(3)	(d)(4)	(e)(5)	(f)(6)	(g)(6)	(h)	(i)(6)
2024	$7,363,723	$(3,183,483)	$1,760,470	$428,029	$3.99	$118.50	$(666,700)	$(161,301)
2023	$62,920	$(9,366,735)	$839,511	$(1,548,032)	$17.12	$103.84	$(311,660)	$(161,301)
2022	$32,546,430	$23,624,938	$4,952,433	$2,024,265	$28.75	$109.62	$(217,490)	$(150,740)
(1)	PEO and Non-PEO NEOs for Fiscal 2024, Fiscal 2023, and Fiscal 2022 included:
Fiscal Year	PEO	Non-PEO NEOs
2024	Anne Wojcicki	Joseph Selsavage, William Richards, Kathy Hibbs, and Kenneth Hillan
2023	Anne Wojcicki	Joseph Selsavage, Kathy Hibbs, Kenneth Hillan, Paul Johnson, and Steven Schoch
2022	Anne Wojcicki	Steven Schoch, Kathy Hibbs, Kenneth Hillan, and Paul Johnson
In reliance on Instruction 2 to Item 402(v) of Regulation S-K, the Company is providing information for Fiscal 2024, Fiscal 2023, and Fiscal 2022 only.
(2)
The dollar amounts reported in column (b) are the amounts of total compensation reported for the Company’s PEO for each corresponding fiscal year in the “Total” column of the SCT. Refer to the SCT set forth on page 55 of this Proxy Statement for further detail.

(3)
The dollar amounts reported in columns (c) and (e) represent the amounts of CAP to PEO and average CAP to Non-PEO NEOs, respectively. CAP does not necessarily represent cash and/or equity value transferred to the PEO or applicable Non-PEO NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. As the Company does not have a defined benefit plan, no adjustments for pension benefits are included in the below tables. Similarly, no adjustments were made for dividends, as the Company has not paid any dividends.

The following table sets forth the adjustments made to calculate CAP to PEO, as shown in column (c):
	Fiscal 2022	Fiscal 2023	Fiscal 2024
SCT Total	$32,546,430	$62,920	$7,363,723
Less: Value of Stock Awards Reported in SCT	$(32,487,150)	$0	$(7,298,723)
Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$21,668,681	$0	$2,464,192
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Year End	$0	$(7,826,979)	$(4,886,212)
Plus: Fair Value of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year	$1,896,976	$0	$780,208
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Year End	$0	$(1,602,676)	$(1,606,671)
Less: Fair Value as of Prior Fiscal Year End of Equity Awards that Failed to Meet Applicable Vesting Conditions	$0	$0	$0
CAP	$23,624,938	$(9,366,735)	$(3,183,483)
The following table sets forth the adjustments made to calculate average CAP to Non-PEO NEOs, as shown in column (e):
	Fiscal 2022	Fiscal 2023	Fiscal 2024
SCT Total	$4,952,433	$839,511	$1,760,470
Less: Value of Stock Awards Reported in SCT	$(4,448,709)	$(252,189)	$(1,189,919)
Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$4,518,904	$134,076	$395,309
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Year End	$(2,737,032)	$(1,346,874)	$(330,980)
Plus: Fair Value of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year	$206,716	$27,145	$175,707
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Year End	$(468,048)	$(356,039)	$(213,094)
Less: Fair Value as of Prior Fiscal Year End of Equity Awards that Failed to Meet Applicable Vesting Conditions	$0	$(593,662)	$(169,463)
CAP	$2,024,265	$(1,548,032)	$428,029
The following tables set forth the assumptions made in the valuation of the equity awards:
		Weighted Average Assumptions
Fiscal Year	Valuation Scenario	Option Awards	Stock Price	Strike Price	Expected Life	Volatility	Risk-Free Rate	Fair Value	Moneyness	Full Value Awards	Stock Price
2023	Outstanding at FYE	7,826,807	$2.28	$0.12	0.08	1.59%	0.07%	$1.21	0.9%	1,264,426	$2.28
2024	Vested at FYE	4,648,241	$1.11	$2.92	4.78	0.79%	4.16%	$0.52	50.2%	947,793	$1.27
	Granted During Year	10,736,557	$0.00	$0.00	0.00	0.00%	0.00%	$0.00	0.0%	2,826,167	n/a
	Outstanding at FYE	13,535,798	$0.00	$0.00	0.00	0.00%	0.00%	$0.00	0.0%	3,022,373	$0.53
		Options							Full Value Awards
Fiscal Year		Stock Price	Strike Price	Expected Life	Volatility	Risk-Free Rate	Fair Value	Moneyness	Stock Price	Fair Value
2023	Minimum	$2.28	$3.56	3.57	82%	3.62%	$0.66	18%	$2.28	$2.28
	Maximum	$2.28	$12.62	4.52	83%	3.72%	$1.78	64%	$2.28	$2.28
2024	Minimum	$0.44	$0.96	3.10	76%	4%	$0.03	4%	$0.53	$0.53
	Maximum	$2.28	$12.62	5.97	83%	5%	$1.77	238%	$2.08	$2.08
(4)
The dollar amounts reported in column (d) are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the SCT. Refer to the SCT as set forth on page 55 of this Proxy Statement.

(5)
For purposes of calculating peer group total shareholder return (“TSR”), the S&P 500 Healthcare Sector Index (the “Peer Group TSR”) was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in our Annual Report on Form 10-K for Fiscal 2024. In accordance with applicable SEC rules, the Peer Group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated.

TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on June 17, 2021 (the date the Company’s Class A common stock commenced publicly trading), through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.
(6)
We identified Adjusted EBITDA for Fiscal 2024 as our Company-Selected Measure that represents, in our view, the most important measure used to link CAP to performance. Adjusted EBITDA was the only performance measure in the Fiscal 2024 AIP. Adjusted EBITDA is a non-GAAP measure. We define Adjusted EBITDA as net income (loss) before net interest income (expense), net other income (expense), income tax expenses (benefit), depreciation and amortization, impairment charges, stock-based compensation expense, and other items that are considered unusual or not representative of underlying trends of our business, including, but not limited to: changes in fair value of warrant liabilities, litigation settlements, gains or losses on dispositions of subsidiaries, acquisition transaction-related costs, and cybersecurity incident expenses, net of probable insurance recoveries, if applicable for the periods presented.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	PEO and Non-PEO NEOs for Fiscal 2024, Fiscal 2023, and Fiscal 2022 included:
Fiscal Year	PEO	Non-PEO NEOs
2024	Anne Wojcicki	Joseph Selsavage, William Richards, Kathy Hibbs, and Kenneth Hillan
2023	Anne Wojcicki	Joseph Selsavage, Kathy Hibbs, Kenneth Hillan, Paul Johnson, and Steven Schoch
2022	Anne Wojcicki	Steven Schoch, Kathy Hibbs, Kenneth Hillan, and Paul Johnson
In reliance on Instruction 2 to Item 402(v) of Regulation S-K, the Company is providing information for Fiscal 2024, Fiscal 2023, and Fiscal 2022 only.

Peer Group Issuers, Footnote
(5)
For purposes of calculating peer group total shareholder return (“TSR”), the S&P 500 Healthcare Sector Index (the “Peer Group TSR”) was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in our Annual Report on Form 10-K for Fiscal 2024. In accordance with applicable SEC rules, the Peer Group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated.

TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on June 17, 2021 (the date the Company’s Class A common stock commenced publicly trading), through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

PEO Total Compensation Amount	$ 7,363,723	$ 62,920	$ 32,546,430
PEO Actually Paid Compensation Amount	$ (3,183,483)	(9,366,735)	23,624,938
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in columns (c) and (e) represent the amounts of CAP to PEO and average CAP to Non-PEO NEOs, respectively. CAP does not necessarily represent cash and/or equity value transferred to the PEO or applicable Non-PEO NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. As the Company does not have a defined benefit plan, no adjustments for pension benefits are included in the below tables. Similarly, no adjustments were made for dividends, as the Company has not paid any dividends.

The following table sets forth the adjustments made to calculate CAP to PEO, as shown in column (c):
	Fiscal 2022	Fiscal 2023	Fiscal 2024
SCT Total	$32,546,430	$62,920	$7,363,723
Less: Value of Stock Awards Reported in SCT	$(32,487,150)	$0	$(7,298,723)
Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$21,668,681	$0	$2,464,192
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Year End	$0	$(7,826,979)	$(4,886,212)
Plus: Fair Value of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year	$1,896,976	$0	$780,208
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Year End	$0	$(1,602,676)	$(1,606,671)
Less: Fair Value as of Prior Fiscal Year End of Equity Awards that Failed to Meet Applicable Vesting Conditions	$0	$0	$0
CAP	$23,624,938	$(9,366,735)	$(3,183,483)

Non-PEO NEO Average Total Compensation Amount	$ 1,760,470	839,511	4,952,433
Non-PEO NEO Average Compensation Actually Paid Amount	$ 428,029	(1,548,032)	2,024,265
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in columns (c) and (e) represent the amounts of CAP to PEO and average CAP to Non-PEO NEOs, respectively. CAP does not necessarily represent cash and/or equity value transferred to the PEO or applicable Non-PEO NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. As the Company does not have a defined benefit plan, no adjustments for pension benefits are included in the below tables. Similarly, no adjustments were made for dividends, as the Company has not paid any dividends.

The following table sets forth the adjustments made to calculate average CAP to Non-PEO NEOs, as shown in column (e):
	Fiscal 2022	Fiscal 2023	Fiscal 2024
SCT Total	$4,952,433	$839,511	$1,760,470
Less: Value of Stock Awards Reported in SCT	$(4,448,709)	$(252,189)	$(1,189,919)
Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$4,518,904	$134,076	$395,309
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Year End	$(2,737,032)	$(1,346,874)	$(330,980)
Plus: Fair Value of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year	$206,716	$27,145	$175,707
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Year End	$(468,048)	$(356,039)	$(213,094)
Less: Fair Value as of Prior Fiscal Year End of Equity Awards that Failed to Meet Applicable Vesting Conditions	$0	$(593,662)	$(169,463)
CAP	$2,024,265	$(1,548,032)	$428,029

Equity Valuation Assumption Difference, Footnote
The following tables set forth the assumptions made in the valuation of the equity awards:
		Weighted Average Assumptions
Fiscal Year	Valuation Scenario	Option Awards	Stock Price	Strike Price	Expected Life	Volatility	Risk-Free Rate	Fair Value	Moneyness	Full Value Awards	Stock Price
2023	Outstanding at FYE	7,826,807	$2.28	$0.12	0.08	1.59%	0.07%	$1.21	0.9%	1,264,426	$2.28
2024	Vested at FYE	4,648,241	$1.11	$2.92	4.78	0.79%	4.16%	$0.52	50.2%	947,793	$1.27
	Granted During Year	10,736,557	$0.00	$0.00	0.00	0.00%	0.00%	$0.00	0.0%	2,826,167	n/a
	Outstanding at FYE	13,535,798	$0.00	$0.00	0.00	0.00%	0.00%	$0.00	0.0%	3,022,373	$0.53
		Options							Full Value Awards
Fiscal Year		Stock Price	Strike Price	Expected Life	Volatility	Risk-Free Rate	Fair Value	Moneyness	Stock Price	Fair Value
2023	Minimum	$2.28	$3.56	3.57	82%	3.62%	$0.66	18%	$2.28	$2.28
	Maximum	$2.28	$12.62	4.52	83%	3.72%	$1.78	64%	$2.28	$2.28
2024	Minimum	$0.44	$0.96	3.10	76%	4%	$0.03	4%	$0.53	$0.53
	Maximum	$2.28	$12.62	5.97	83%	5%	$1.77	238%	$2.08	$2.08

Compensation Actually Paid vs. Total Shareholder Return
Narrative Discussion of Relationship Between CAP and Financial Performance Measures
One objective of the “Pay Versus Performance Table” is to illustrate how performance-based features in our executive compensation program operate to index pay to performance. As further explained below, we believe that the table reflects a general alignment of CAP with the Company’s performance on key financial performance measures. Additionally, the graphs shown below illustrate the relationship between CAP and (i) the Company and Peer Group TSRs, (ii) Net Income (Loss), and (iii) Adjusted EBITDA.
The following chart illustrates a comparison of the Company’s cumulative TSR versus the cumulative Peer Group TSR from June 17, 2021 through the end of Fiscal 2024. The CAP values are generally aligned with the Company’s stock price performance and reflect the Company’s use of equity incentives that are directly related to stock price performance.

Compensation Actually Paid vs. Net Income
Narrative Discussion of Relationship Between CAP and Financial Performance Measures
One objective of the “Pay Versus Performance Table” is to illustrate how performance-based features in our executive compensation program operate to index pay to performance. As further explained below, we believe that the table reflects a general alignment of CAP with the Company’s performance on key financial performance measures. Additionally, the graphs shown below illustrate the relationship between CAP and (i) the Company and Peer Group TSRs, (ii) Net Income (Loss), and (iii) Adjusted EBITDA.
The following chart illustrates a comparison of the Company’s Net Income (Loss) versus CAP to PEO and CAP to Non-PEO NEOs for Fiscal 2022, Fiscal 2023, and Fiscal 2024. In general, the CAP values are positively correlated to Net Income (Loss) over the measurement period, although no portion of the PEO’s or the Non-PEO NEOs’ compensation is directly tied to Net Income (Loss).

Compensation Actually Paid vs. Company Selected Measure
Narrative Discussion of Relationship Between CAP and Financial Performance Measures
One objective of the “Pay Versus Performance Table” is to illustrate how performance-based features in our executive compensation program operate to index pay to performance. As further explained below, we believe that the table reflects a general alignment of CAP with the Company’s performance on key financial performance measures. Additionally, the graphs shown below illustrate the relationship between CAP and (i) the Company and Peer Group TSRs, (ii) Net Income (Loss), and (iii) Adjusted EBITDA.
The following chart illustrates a comparison of the Company’s Adjusted EBITDA* versus CAP to PEO and CAP to Non-PEO NEOs for Fiscal 2022, Fiscal 2023, and Fiscal 2024. Adjusted EBITDA is the primary performance metric used by the PEO to evaluate the performance of each business segment. It is also used by management and the Board to understand and evaluate ongoing performance trends and to develop the annual budget, as well as to develop the Company’s short- and long-term operating plans. Additionally, Adjusted EBITDA was the only performance measure in the Fiscal 2024 AIP.

Total Shareholder Return Vs Peer Group
Narrative Discussion of Relationship Between CAP and Financial Performance Measures
One objective of the “Pay Versus Performance Table” is to illustrate how performance-based features in our executive compensation program operate to index pay to performance. As further explained below, we believe that the table reflects a general alignment of CAP with the Company’s performance on key financial performance measures. Additionally, the graphs shown below illustrate the relationship between CAP and (i) the Company and Peer Group TSRs, (ii) Net Income (Loss), and (iii) Adjusted EBITDA.
The following chart illustrates a comparison of the Company’s cumulative TSR versus the cumulative Peer Group TSR from June 17, 2021 through the end of Fiscal 2024. The CAP values are generally aligned with the Company’s stock price performance and reflect the Company’s use of equity incentives that are directly related to stock price performance.

Tabular List, Table
Important Financial Performance Measures
For Fiscal 2024, Adjusted EBITDA* was the only financial performance measure used by the Company to link CAP (for all NEOs) to Company performance. Because there was only one metric, the Company chose not to use a tabular format. For additional information related to how the Compensation Committee assessed the Company’s performance and established compensation for the NEOs, see the Compensation Discussion and Analysis section of this Proxy Statement.
*
Adjusted EBITDA Adjusted EBITDA is a non-GAAP measure. We define Adjusted EBITDA as net income (loss) before net interest income (expense), net other income (expense), income tax expenses (benefit), depreciation and amortization, impairment charges, stock-based compensation expense, and other items that are considered unusual or not representative of underlying trends of our business, including, but not limited to: changes in fair value of warrant liabilities, litigation settlements, gains or losses on dispositions of subsidiaries, acquisition transaction-related costs, and cybersecurity incident expenses, net of probable insurance recoveries, if applicable for the periods presented.

Total Shareholder Return Amount	$ 3.99	17.12	28.75
Peer Group Total Shareholder Return Amount	118.5	103.84	109.62
Net Income (Loss)	$ (666,700,000)	$ (311,660,000)	$ (217,490,000)
Company Selected Measure Amount	(161,301,000)	(161,301,000)	(150,740,000)
PEO Name	Anne Wojcicki	Anne Wojcicki	Anne Wojcicki
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	13,535,798	7,826,807
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Outstanding, Weighted Average Stock Price	$ 0	$ 2.28
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0	$ 0.12
Share-Based Compensation Arrangement by Share-Based Payment Award, Outstanding, Fair Value Assumptions, Weighted Average Expected Term		29 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Outstanding, Fair Value Assumptions, Weighted Average Volatility	0.00%	1.59%
Share-Based Compensation Arrangement by Share-Based Payment Award, Outstanding, Fair Value Assumptions, Weighted Average Risk-Free Interest Rate	0.00%	0.07%
Share-Based Compensation Arrangement by Share-Based Payment Award, Outstanding, Weighted Average Fair Value	$ 0	$ 1.21
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average, Moneyness	0.00%	0.90%
Share-Based Compensation Arrangement by Share-Based Payment Award, Full Value Awards, Outstanding, Number of Shares	3,022,373	1,264,426
Share-Based Compensation Arrangement by Share-Based Payment Award, Full Value Awards, Outstanding, Weighted Average Stock Price	$ 0.53	$ 2.28
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	4,648,241
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Vested, Weighted Average Stock Price	$ 1.11
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Vested, Weighted Average Exercise Price	$ 2.92
Share-Based Compensation Arrangement by Share-Based Payment Award, Vested, Fair Value Assumptions, Weighted Average Expected Term	4 years 9 months 10 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Vested, Fair Value Assumptions, Weighted Average Volatility	0.79%
Share-Based Compensation Arrangement by Share-Based Payment Award, Vested, Fair Value Assumptions, Weighted Average Risk-Free Interest Rate	4.16%
Share-Based Compensation Arrangement by Share-Based Payment Award, Vested, Weighted Average Fair Value	$ 0.52
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average, Moneyness Vested	50.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Full Value Awards, Vested, Number of Shares	947,793
Share-Based Compensation Arrangement by Share-Based Payment Award, Full Value Awards, Vested, Weighted Average Stock Price	$ 1.27
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	10,736,557
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Granted, Weighted Average Stock Price	$ 0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Granted, Fair Value Assumptions, Weighted Average Volatility	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Granted, Fair Value Assumptions, Weighted Average Risk-Free Interest Rate	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Granted, Weighted Average Fair Value	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Granted, Fair Value Assumptions, Weighted Average, Moneyness	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Full Value Awards, Granted, Number of Shares	2,826,167
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Stock Price, Minimum	$ 0.44	2.28
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Strike Price, Minimum	$ 0.96	$ 3.56
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value Assumptions, Expected Term, Minimum	3 years 1 month 6 days	3 years 6 months 25 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	76.00%	82.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	4.00%	3.62%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value, Minimum	$ 0.03	$ 0.66
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value Assumptions, Moneyness, Minimum	4.00%	18.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Full Value Awards, Stock Price, Minimum	$ 0.53	$ 2.28
Share-Based Compensation Arrangement by Share-Based Payment Award, Full Value Awards, Fair Value, Minimum	0.53	2.28
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Stock Price, Maximum	2.28	2.28
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Strike Price, Maximum	$ 12.62	$ 12.62
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value Assumptions, Expected Term, Maximum	5 years 11 months 19 days	4 years 6 months 7 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	83.00%	83.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	5.00%	3.72%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value, Maximum	$ 1.77	$ 1.78
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value Assumptions, Moneyness, Maximum	238.00%	64.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Full Value Awards, Stock Price, Maximum	$ 2.08	$ 2.28
Share-Based Compensation Arrangement by Share-Based Payment Award, Full Value Awards, Fair Value, Maximum	$ 2.08	$ 2.28
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
We identified Adjusted EBITDA for Fiscal 2024 as our Company-Selected Measure that represents, in our view, the most important measure used to link CAP to performance. Adjusted EBITDA was the only performance measure in the Fiscal 2024 AIP. Adjusted EBITDA is a non-GAAP measure. We define Adjusted EBITDA as net income (loss) before net interest income (expense), net other income (expense), income tax expenses (benefit), depreciation and amortization, impairment charges, stock-based compensation expense, and other items that are considered unusual or not representative of underlying trends of our business, including, but not limited to: changes in fair value of warrant liabilities, litigation settlements, gains or losses on dispositions of subsidiaries, acquisition transaction-related costs, and cybersecurity incident expenses, net of probable insurance recoveries, if applicable for the periods presented.

PEO | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,298,723)	$ 0	$ (32,487,150)
PEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,464,192	0	21,668,681
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,886,212)	(7,826,979)	0
PEO | Fair Value of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	780,208	0	1,896,976
PEO | Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,606,671)	(1,602,676)	0
PEO | Fair Value as of Prior Fiscal Year End of Equity Awards that Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,189,919)	(252,189)	(4,448,709)
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	395,309	134,076	4,518,904
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(330,980)	(1,346,874)	(2,737,032)
Non-PEO NEO | Fair Value of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,707	27,145	206,716
Non-PEO NEO | Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(213,094)	(356,039)	(468,048)
Non-PEO NEO | Fair Value as of Prior Fiscal Year End of Equity Awards that Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (169,463)	$ (593,662)	$ 0